SHARE-BASED PAYMENTS TRANSACTIONS (Details Narrative) - Equity settled share option scheme [member]	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2021 HKD ($)
IfrsStatementLineItems [Line Items]
Number of options outstanding | shares	1,880,000	6,387,000	7,800,000
Percentage of share options granted in sharebased payment arrangement	1.00%	5.00%
Maximum percentage of share options granted to individual in sharebased payment arrangement	1.00%
Price per option	$ 1
Exercise price of options granted	4.661
Options exercised	4.661	$ 4.661	$ 4.661
Fair values of options granted | $				$ 0
American depositary shares [member]
IfrsStatementLineItems [Line Items]
Exercise price of options granted	$ 37.288